Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2016
Class of Stock [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

	June 30, 2016		December 31, 2015
	Carrying	Fair	Carrying	Fair	Fair
	Amount	Value	Amount	Value	Value
	$	$	$	$	Levels
Liability related to RPC options	14,616,664	14,616,664	15,711,017	15,711,017	3
Liability related to warrants	98,707	98,707	685,141	685,141	3

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	June 30	December 31,
	2016	2015
	Fair value measurements
	using input type
	Level 3

Warrants	$98,707	$685,141
RPC options	14,616,664	15,711,017
Liabilities related to stock options and warrants	$14,715,371	$16,396,158

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Fair value of
liabilities
related
to stock
options
and warrants

Balance at December 31, 2015	$16,396,158

Changes in values of liability related to options and warrants	(1,680,787)

Balance at June 30, 2016	$14,715,371

Warrant [Member]
Class of Stock [Line Items]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The fair value of warrants granted was measured using the Binomial method of valuation. Fair values were estimated using the following assumptions for the warrants as of June 30, 2016:

Expected dividend yield	0%
Expected volatility	64.5%
Risk-free interest	0.41%
Expected life	0.76 years